Note 18 - Supplemental Cash Flow Information - Schedule of Income Taxes and Interest Paid (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Income taxes and other taxes paid	$ 97,056	$ 97,442	$ 143,916
Interest paid	27,564	24,547	38,924
Interest received	$ 35,485